Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 838,145	¥ 819,059
Accumulated benefit obligations	834,694	816,360
Fair value of plan assets	644,502	599,227
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	260,950	210,384
Accumulated benefit obligations	255,018	204,253
Fair value of plan assets	¥ 186,519	¥ 154,058